Trade and other receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and other receivables
22. Trade and other receivables

All figures in £ millions	2021	2020
Current
Trade receivables	853	795
Royalty advances	2	2
Prepayments	198	189
Investment in finance lease receivable	15	18
Accrued income	14	12
Other receivables	175	102

	1,257	1,118

Non-current
Trade receivables	1	8
Royalty advances	5	3
Prepayments	10	13
Investment in finance lease receivable	100	112
Accrued income	1	1
Interest receivable	8	—
Other receivables	4	86

	129	223

Accrued income represents contract assets which are unbilled amounts generally resulting from assessments and services revenue streams where revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on accrued income assets are £nil (2020: £nil). The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts. In addition to the above, there are trade receivables of £nil (2020: £6m) classified as held for sale (see note 32).
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2021	2020
At beginning of year	(74)	(92)
Exchange differences	—	6
Income statement movements	(15)	(26)
Utilised	26	32
Disposal of subsidiary	—	6

At end of year	(63)	(74)

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2021	2020
Within due date	766	687
Up to three months past due date	58	73
Three to six months past due date	20	12
Six to nine months past due date	13	30
Nine to 12 months past due date	5	18
More than 12 months past due date	55	57

Gross trade receivables	917	877

The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances and historical payment profiles, and assessment of forward-looking risk factors including, where relevant, factors specifically related to
COVID-19.
Management believes all the remaining receivable balances are fully recoverable.
The increase in trade receivables held by the Group is driven by revenue growth which has increased debtors despite strong collections and an overall reduction in the bad debt provision. Other non-current
receivables have decreased due to the receipt of deferred proceeds in relation to the US
K-12
disposal; this receivable is now classified as current. Prepayments have increased due to timing differences on certain significant payments and lease receivables have decreased primarily due to payments received during the year.